TALCOTT RESOLUTION LIFE INSURANCE COMPANY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN

File No. 333-176149
Personal Retirement Manager Select Series III

File No. 333-168986
Personal Retirement Manager Series II
Huntington Personal Retirement Manager Series II

File No. 333-168990
Personal Retirement Manager Select Series II

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN

File No. 333-174679
Personal Retirement Manager Foundation O-Share

File No. 333-168987
Personal Retirement Manager Series II

File No. 333-168989
Personal Retirement Manager V-A Series II

Product Information Notice Dated August 30, 2019

This Product Information Notice supercedes and replaces the Product Information Notice filed for the Portfolio on August 15, 2019.

Effective October 1, 2019, the PIMCO Global Multi-Asset Managed Allocation Portfolio name will change to PIMCO Global Managed Asset Allocation Portfolio.

This Notice Should Be Retained For Future Reference.

HV-7776